Lease Liabilities and Right-of-Use Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Lease Liabilities and Right-of-Use Assets [Line Items]
Right-of-use assets		$ 848,364	$ 944,420
Total lease liabilities		$ 89,109	$ 89,109
Lessee Term	January 1, 2023 through March 31, 2026
Lease payments	$ 245,168
Solar Power System Lease [Member]
Lease Liabilities and Right-of-Use Assets [Line Items]
Lessee Term	October 31, 2015 through December 31, 2035
Discontinued operations [Member] | Australian Oilseeds Business [Member]
Lease Liabilities and Right-of-Use Assets [Line Items]
Right-of-use assets	$ 534,868
Total lease liabilities	$ 557,176